Shareholders' equity (Details) - Option Plan [Member] shares in Thousands	12 Months Ended
Dec. 31, 2023 R$ / shares shares
IfrsStatementLineItems [Line Items]
Number of options granted	9,477
Number of options exercised	(853)
Number of options cancelled	(3,262)
Number of options outstanding	5,362
Series B 7 [Member]
IfrsStatementLineItems [Line Items]
Grant date	Jan. 31, 2021
1st date of exercise	May 31, 2023
Exercise price at the grant date | R$ / shares	R$ 0.01
Number of options granted	673
Number of options exercised	(345)
Number of options cancelled	(328)
Number of options expired
Number of options outstanding
Series C 7 [Member]
IfrsStatementLineItems [Line Items]
Grant date	Jan. 31, 2021
1st date of exercise	May 31, 2023
Exercise price at the grant date | R$ / shares	R$ 12.60
Number of options granted	497
Number of options exercised	(161)
Number of options cancelled	(336)
Number of options expired
Number of options outstanding
Series B 8 [Member]
IfrsStatementLineItems [Line Items]
Grant date	May 31, 2022
1st date of exercise	May 31, 2025
Exercise price at the grant date | R$ / shares	R$ 0.01
Number of options granted	1,617
Number of options exercised	(347)
Number of options cancelled	(1,270)
Number of options expired
Number of options outstanding
Series C 8 [Member]
IfrsStatementLineItems [Line Items]
Grant date	May 31, 2022
1st date of exercise	May 31, 2025
Exercise price at the grant date | R$ / shares	R$ 17.28
Number of options granted	1,328
Number of options exercised
Number of options cancelled	(1,328)
Number of options expired
Number of options outstanding
Series B 9 [Member]
IfrsStatementLineItems [Line Items]
Grant date	Jul. 01, 2023
1st date of exercise	Jul. 01, 2026
Exercise price at the grant date | R$ / shares	R$ 0.01
Number of options granted	487
Number of options exercised
Number of options cancelled
Number of options expired
Number of options outstanding	487
Series B 10 [Member]
IfrsStatementLineItems [Line Items]
Grant date	May 31, 2023
1st date of exercise	May 31, 2026
Exercise price at the grant date | R$ / shares	R$ 0.01
Number of options granted	4,875
Number of options exercised
Number of options cancelled
Number of options expired
Number of options outstanding	4,875